Revenue - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Platform Services Revenue | Commercial intermediary
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from performance obligations not satisfied	$ 1,651,000	$ 1,067,000	$ 330,000
Revenue expected to be recognized term	90 days
Previously deferred amounts recognized as revenue in the year	$ 1,067,000	330,000	165,000
Platform Services Revenue | Principal
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue expected to be recognized term	30 days
Previously deferred amounts recognized as revenue in the year	$ 1,135,000	741,000	0
Deferred revenue balance at year end	2,015,000	1,135,000	741,000
Platform Fulfilment Revenue
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Receivables from contracts with customers	0	0	0
Platform Fulfilment Revenue | Commercial intermediary
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from performance obligations not satisfied	$ 479,000	436,000	407,000
Revenue expected to be recognized term	90 days
Previously deferred amounts recognized as revenue in the year	$ 436,000	$ 407,000	$ 153,000